Document and Entity Information	Mar. 10, 2023
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001604950
Document Type	8-K
Document Period End Date	Mar. 10, 2023
Entity Registrant Name	scPharmaceuticals Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-38293
Entity Tax Identification Number	46-5184075
Entity Address, Address Line One	2400 District Avenue
Entity Address, Address Line Two	Suite 310
Entity Address, City or Town	Burlington
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	01803
City Area Code	(617)
Local Phone Number	517-0730
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.0001
Trading Symbol	SCPH
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false